Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of funded and unfunded defined benefit obligations and reconciliation of net liability
The following tables summarize the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2023 and 2022:

	Pension plans		Other post-employment benefit plans
($ millions)	2023	2022	2023	2022
Benefit obligation at January 1	563	791	221	300
Current service cost	16	20	5	8
Interest cost	20	12	11	8
Past service costs and settlements	(1)	(3)	—	—
Administrative expenses	2	2	—	—
Remeasurement losses/(gains) arising from changes in financial assumptions	46	(185)	6	(62)
Remeasurement (gains) arising from changes in demographic assumptions	(2)	(15)	—	—
Remeasurement losses/(gains) arising from experience-related changes	16	3	(16)	(19)
Currency translation effects	22	(31)	—	—
Benefit payments	(49)	(36)	(18)	(18)
Contributions of associates	5	5	4	4
Benefit obligation at December 31	638	563	213	221
Fair value of plan assets at January 1	417	541	—	—
Interest income	14	8	—	—
Return on plan assets excluding interest income	15	(93)	—	—
Currency translation effects	16	(27)	—	—
Employer contributions	31	19	14	14
Contributions of associates	5	5	4	4
Settlements	(1)	—	—	—
Benefit payments	(49)	(36)	(18)	(18)
Fair value of plan assets at December 31	448	417	—	—
Funded status	(190)	(146)	(213)	(221)
Limitation on recognition of fund surplus at January 1	(21)	(20)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(4)	(1)
Limitation on recognition of fund surplus at December 31	(25)	(21)
Net liability in the balance sheet at December 31	(215)	(167)	(213)	(221)
The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post-employment benefit plans
($ millions)	2023	2022	2023	2022
Net liability at January 1	(167)	(270)	(221)	(300)
Current service cost	(16)	(20)	(5)	(8)
Net interest expense	(6)	(4)	(11)	(8)
Administrative expenses	(2)	(2)	—	—
Past service costs and settlements	—	3	—	—
Remeasurements	(45)	104	10	81
Currency translation effects	(6)	4	—	—
Employer contributions	31	19	14	14
Change in limitation on recognition of fund surplus	(4)	(1)	—	—
Net liability at December 31	(215)	(167)	(213)	(221)

Amounts recognized in the balance sheet
Prepaid benefit cost	6	8	—	—
Accrued benefit liability	(221)	(175)	(213)	(221)

Breakdown of DBO for pension plans by geography and type of member
The following tables provide detail of the DBO for pension plans by geography and type of member and of plan assets based on the geographical locations in which they are held:

	2023
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(241)	(31)	(47)	—	(80)	(399)
Deferred pensioners	(8)	(31)	(19)	(31)	(15)	(104)
Pensioners	(33)	(37)	(27)	(31)	(7)	(135)
Benefit obligation at December 31	(282)	(99)	(93)	(62)	(102)	(638)
Thereof: unfunded plans	49	22	—	—	17	88
Thereof: unfunded portion of funded plans	42	3	74	—	14	133
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(5)	(26)	(31)
Fair value of plan assets at December 31	191	74	19	67	97	448
Funded status	(91)	(25)	(74)	5	(5)	(190)

	2022
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(207)	(32)	(38)	—	(79)	(356)
Deferred pensioners	(6)	(28)	(18)	(33)	(9)	(94)
Pensioners	(23)	(35)	(21)	(25)	(9)	(113)
Benefit obligation at December 31	(236)	(95)	(77)	(58)	(97)	(563)
Thereof: unfunded plans	35	24	—	—	19	78
Thereof: unfunded portion of funded plans	26	7	60	—	4	97
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(6)	(23)	(29)
Fair value of plan assets at December 31	175	64	17	64	97	417
Funded status	(61)	(31)	(60)	6	—	(146)

Defined benefit plans assumptions
The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates:

	Pension plans		Other post-employment benefit plans
	2023	2022	2023	2022
Discount rate	3.0%	3.6%	5.0%	5.3%
Expected rate of pension increase	1.1%	1.1%
Expected rate of salary increase	2.7%	2.5%
Interest on savings account	2.2%	2.9%
Current average life expectancy for a 65-year-old male (in years)	20	20	21	21
Current average life expectancy for a 65-year-old female (in years)	22	22	23	23

The following table shows additional details related to the weighted average discount rates for the principal plan for each significant country:

	Pension plans		Other post-employment benefit plans
	2023	2022	2023	2022
Switzerland	1.9%	2.2%
United States	5.0%	5.3%	5.0%	5.3%
Germany	3.1%	3.7%
United Kingdom	4.5%	4.8%
The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:

	2023	2022	2021
Healthcare cost trend rate assumed for next year	6.0%	6.3%	6.2%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2030	2030	2029

Disclosure of sensitivity analysis for actuarial assumptions
The following table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2023:

($ millions)	(Decrease)/increase in 2023 year-end liability
25 basis point increase in discount rate	(26)
25 basis point decrease in discount rate	27
1 year increase in life expectancy	17
25 basis point increase in rate of pension increase	7
25 basis point decrease in rate of pension increase(1)	(4)
25 basis point increase of interest on savings account	3
25 basis point decrease of interest on savings account	(3)
25 basis point increase in rate of salary increase	3
25 basis point decrease in rate of salary increase	(3)
(1)Decrease in rate of pension increase is limited to zero.

Fair value of plan assets and asset allocation
The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2023, and 2022:

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2023	2022
Equity securities	15	40	33	37
Debt securities	20	60	41	34
Real estate	5	20	11	14
Alternative investments	—	20	13	12
Cash and other investments	—	15	2	3
Total			100	100

Schedule of expected future cash flows for benefit plans
The following table summarizes expected employer contributions for one year and expected future benefit payments for ten years for pension and other post-employment benefit plans as of December 31, 2023:

($ millions)	Pension plans	Other post-employment benefit plans
Employer contributions
2024 (estimated)	11	—
Expected future benefit payments
2024	48	16
2025	33	17
2026	35	18
2027	35	19
2028	35	19
2029-2033	199	91